IMPAIRMENT OF GOODWILL AND OTHER ASSETS Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ 22	$ 3	$ 23	$ 5
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ 0
Proportion of ownership interest in joint venture			95.00%